Financial Instruments and Fair Value (Details) - Schedule of reconciliation of cash and non-cash movements - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Cash and Non Cash Movements [Abstract]
Financial Derivative Instrument,beginning balance		$ 810	$ 0
Contingent Liability,beginning balance		1,617	1,599
Financial Derivative Instrument,cash movements
Cash movements
Financial Derivative Instrument, loans and borrowings repaid
Loans and borrowings repaid
Financial Derivative Instrument, non-cash movements
Non-cash movements
GPS Contingent Consideration		50,483
Innovatus embedded derivative convertible call option		1,026
Reclassification	[1]		773
Foreign exchange rate impact / other movements		(35)	(59)
Financial Derivative Instrument, fair value changes through profit and loss			96
Fair value changes through profit and loss		1,963	18
Financial Derivative Instrument, ending balance		1,801	810
Ending balance		$ 54,063	$ 1,617

[1]	Reclassification of the fair value of the derivative financial liability of the initial drawdown fee to be presented separately